Non-Controlling Interests - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 GBP (£)
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Noncontrolling Interests [Line Items]
Interest rate	0.0650
Capital securities issued	£ 750,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Noncontrolling Interests [Line Items]
Interest rate	0.0650
Capital securities issued	£ 750,000,000